SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Inventories
as of December 31 (in millions)	2017	2016
Raw materials	$347	$319
Work in process	116	122
Finished goods	1,012	989
Inventories	$1,475	$1,430

Property, Plant and Equipment, Net

as of December 31 (in millions)	2017	2016
Land	$144	$118
Buildings and leasehold improvements	1,687	1,486
Machinery and equipment	6,220	5,551
Equipment with customers	1,403	1,297
Construction in progress	694	710
Total property, plant and equipment, at cost	10,148	9,162
Accumulated depreciation	(5,560)	(4,873)
Property, plant and equipment (PP&E), net	$4,588	$4,289

Schedule of Retrospective Impact of Adoption of New Accounting Standards

The retrospective impact of adoption for the years ended December 31, 2017, 2016 and 2015 are shown in the following tables.

	Year Ended December 31, 2017
	As Previously Reported	Adjustments	As Adjusted

Cost of sales	$6,099	$(8)	$6,091
Gross margin	4,462	8	4,470
Marketing and administrative expenses	2,587	(21)	2,566
Research and development expenses	617	(4)	613
Operating income	1,258	33	1,291
Other (income) expense, net	(14)	33	19

	Year Ended December 31, 2016
	As Previously Reported	Adjustments	As Adjusted

Cost of sales	$6,053	$(6)	$6,047
Gross margin	4,110	6	4,116
Marketing and administrative expenses	2,739	(14)	2,725
Research and development expenses	647	(1)	646
Operating income	724	21	745
Other (income) expense, net	(4,296)	21	(4,275)

	Year Ended December 31, 2015
	As Previously Reported	Adjustments	As Adjusted

Cost of sales	$5,822	$(45)	$5,777
Gross margin	4,146	45	4,191
Marketing and administrative expenses	3,094	(63)	3,031
Research and development expenses	603	(16)	587
Operating income	449	124	573
Other (income) expense, net	(105)	124	19